Note 5 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value of the Investments (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Securities in Unrealized Loss Position Less Than 12 Months Fair Value	$ 20,664	$ 8,013	$ 5,622
Securities in Unrealized Loss Position Less Than 12 Months Unrealized Losses	420	38	200
Securities in Unrealized Loss Position 12 Months or More Fair Value	259	3,952
Securities in Unrealized Loss Position 12 Months or More Unrealized Losses	6	48
Securities in Unrealized Loss Position Fair Value	20,923	11,965	5,622
Securities in Unrealized Loss Position Unrealized Losses	426	86	200
US States and Political Subdivisions Debt Securities [Member]
Note 5 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Securities in Unrealized Loss Position Less Than 12 Months Fair Value	17,842	4,033	1,812
Securities in Unrealized Loss Position Less Than 12 Months Unrealized Losses	392	18	10
Securities in Unrealized Loss Position 12 Months or More Fair Value	259
Securities in Unrealized Loss Position 12 Months or More Unrealized Losses	6
Securities in Unrealized Loss Position Fair Value	18,101	4,033	1,812
Securities in Unrealized Loss Position Unrealized Losses	398	18	10
Corporate Debt Securities [Member]
Note 5 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Securities in Unrealized Loss Position Less Than 12 Months Fair Value		3,980	3,810
Securities in Unrealized Loss Position Less Than 12 Months Unrealized Losses		20	190
Securities in Unrealized Loss Position 12 Months or More Fair Value		3,952
Securities in Unrealized Loss Position 12 Months or More Unrealized Losses		48
Securities in Unrealized Loss Position Fair Value		7,932	3,810
Securities in Unrealized Loss Position Unrealized Losses		$ 68	$ 190